Performance Management - abrdn Ultra Short Municipal Income Active ETF	Aug. 05, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below can help you evaluate potential risks of the Fund. It is currently contemplated that before the Fund commences operations, all of the assets of another investment company advised by abrdn Inc., abrdn Intermediate Municipal Income Fund (the "Predecessor Fund"), will be transferred to the Fund in a tax-free reorganization. It is currently contemplated that the reorganization, which does not require the approval of shareholders of the Fund or the Predecessor Fund, will occur on or around October 17, 2025. The Fund has a different investment objective and strategies as those of the Predecessor Fund.

The bar chart shows how the performance of the Fund’s Shares (represented by the performance of the Predecessor Fund’s Institutional Class Shares) has varied from year to year. The table following the bar chart compares the Fund’s performance over time with those of a broad measure of market performance and an additional index that more closely reflects the Fund’s investment strategy. The table compares the Fund’s average annual total returns (represented by the performance of the Predecessor Fund’s Institutional Class Shares) to the returns of the Bloomberg Municipal Bond Index, a broad-based securities index, and the Bloomberg Municipal Bond: 1 Year (1-2) Index. Performance for the Fund’s Shares has not been adjusted to reflect the Fund’s Shares’ lower expenses than those of the Predecessor Fund’s Institutional Class Shares. Performance for the Predecessor Fund is based on the NAV per share of the Predecessor Fund shares rather than on market-determined prices. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. For updated performance information, please visit www.aberdeeninvestments.com/usa/etf or call 844-383-7289.

The Predecessor Fund changed its investment strategy effective February 28, 2019 to adopt a target average weighted effective duration. Performance information for periods prior to February 28, 2019 does not reflect such investment policy. In connection with the change in investment policy, the Predecessor Fund changed its name from Aberdeen Tax-Free Income Fund to Aberdeen Intermediate Municipal Income Fund.

Performance Past Does Not Indicate Future [Text]	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below can help you evaluate potential risks of the Fund.
Bar Chart [Heading]	Annual Total Returns – Institutional Class Shares (Years Ended Dec. 31)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Year-to-Date Returns as of June 30, 2025: -0.89% Highest Return: 6.81% – 4th quarter 2023 Lowest Return: -5.54% – 1st quarter 2022
Year to Date Return, Label [Optional Text]	Year-to-Date Returns
Bar Chart, Year to Date Return	(0.89%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Return:
Highest Quarterly Return	6.81%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Return:
Lowest Quarterly Return	(5.54%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Narrative

After-tax returns are shown in the following table for Institutional Class Shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance [Table]
	1 Year	5 Years	10 Years
Institutional Class – Before Taxes	3.53%	1.02%	1.71%
Institutional Class – After Taxes on Distributions	3.51%	1.00%	1.70%
Institutional Class – After Taxes on Distributions and Sales of Shares(1)	3.69%	1.50%	2.03%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	1.05%	0.99%	2.25%
Bloomberg Municipal Bond: 1 Year (1-2) Index (reflects no deduction for fees, expenses or taxes)	2.71%	1.39%	1.30%

(1)	Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the returns after taxes on distributions and sales of shares to be greater than the returns after taxes on distributions or the returns before taxes.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of December 31, 2024
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown in the following table for Institutional Class Shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.aberdeeninvestments.com/usa/etf
Performance Availability Phone [Text]	844-383-7289